Earnings (Loss) Per Share Attributable to Common Stockholders	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Bird Rides [Member]
Earnings (Loss) Per Share Attributable to Common Stockholders
Note 10 – Earnings (Loss) Per Share Attributable to Common Stockholders
Basic earnings (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period without consideration for common stock equivalents. Diluted earnings (loss) per share attributable to common stockholders is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period and potentially dilutive common stock equivalents, except in cases where the effect of the common stock equivalent would be anti-dilutive.
The Company computes earnings (loss) per share using the
two-class
method. The rights, including the liquidation and dividend rights, of the Class A Common Stock and Class X Common Stock are identical, other than voting rights. Accordingly, the Class A Common Stock and Class X Common Stock share equally in the Company’s net income (losses). Because the computed earnings (loss) per share for holders of the Class A Common Stock and the Class X Common Stock is identical, we do not present separate earnings (loss) per share computations.
Loss per share for the three months ended March 31, 2021 was retroactively restated to reflect the application of the Business Combination. Net loss for the three months ended March 31, 2021 was adjusted to reflect the accrual of paid-in kind dividends earned by certain holders of senior preferred stock. The following table presents the calculation of basic and diluted earnings (loss) per share attributable to common stockholders (in thousands, except per share amounts):

	Three Months Ended March 31,
	2022	2021
Numerator:
Net income (loss)	$10,351	$(76,200)
Adjustments to net income (loss)	—	(2,030)

Net income (loss) attributable to common stockholders	$10,351	$(78,230)
Denominator:
Weighted-average shares outstanding	269,825	46,420
Earnings (loss) per share:

Basic earnings (loss) per share	$0.04	$(1.69)

	Three Months Ended March 31,
	2022	2021
Numerator:
Net income (loss)	$10,351	$(76,200)
Adjustments to net income (loss)	—	(2,030)

Net income (loss) attributable to common stockholders	$10,351	$(78,230)
Denominator:
Weighted-average shares outstanding	269,825	46,420
Stock options	10,608	—
RSUs	516	—

Diluted weighted-average number of shares	280,949	46,420
Earnings (loss) per share:

Diluted earnings (loss) per share	$0.04	$(1.69)

The following outstanding securities were excluded from the computation of diluted earnings (loss) per share because their effect would have been anti-dilutive for the periods presented (in thousands):

	As of March 31,
	2022	2021
Redeemable Convertible Senior Preferred Stock	—	19,834
Redeemable Convertible Prime Preferred Stock and Exchanged Common Stock	—	135,225
Founders Convertible Preferred Stock	—	3,993
Unvested shares of Common Stock	—	3,290
Stock options	1,007	15,448
RSUs	25,740	—
Management Award RSUs	29,073	—
Warrants to purchase Redeemable Convertible Prime Preferred Stock	—	94
Warrants to purchase Redeemable Convertible Senior Preferred Stock	—	5,180
Warrants to purchase Class A Common Stock	12,935	—
Contingently issuable shares	1,977	—

Total	70,732	183,065

While the portion of the Earnout Shares designated to holders of common stock of Bird Rides immediately prior to the consummation of the Business Combination would have been anti-dilutive for the periods presented, such Earnout Shares are not outstanding securities and have been excluded from the table above.

Note 13 — Net Loss Per Share
Basic loss per share is computed by dividing
net
loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period without consideration for common stock equivalents. Diluted net loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period and potentially dilutive common stock equivalents, including stock options, RSUs, warrants to purchase redeemable convertible preferred stock and Class A Common Stock, redeemable convertible preferred stock, founders convertible preferred stock and contingently issuable shares, except in cases where the effect of the common stock equivalent would be anti-dilutive. Potential common stock equivalents consist of common stock issuable upon exercise of stock options and vesting of RSUs using the treasury stock method. Since the Company was in a loss position for the years ended December 31, 2021 and 2020, basic net loss per share was the same as diluted net loss per share for the periods presented.
The Company computes net loss per share using the
two-class
method. The rights,
including
the liquidation and dividend rights, of the Class A Common Stock and Class X Common Stock are identical, other than voting rights. Accordingly, the Class A Common Stock and Class X Common Stock share equally in the Company’s net losses. Because the computed loss per share for holders of the Class A Common Stock and the Class X Common Stock is identical, we do
not present separate net loss per share computations.
Net loss per share was retroactively restated to reflect the application of the Business Combination. Net loss was adjusted to reflect the accrual of paid-in kind dividends earned by certain holders of senior preferred stock. The following table presents the calculation of basic and diluted net loss per share for the years ended December 31, 2021 and 2020 (in thousands, except per share amounts):

	December 31,
	2021	2020
Numerator:
Net loss	$(196,333)	$(208,230)
Adjustment to net loss attributable to common stockholders	(15,540)	—
Net loss attributable to common stockholders	$(211,873)	$(208,230)
Denominator:
Basic and diluted weighted-average shares outstanding	84,261	37,367
Loss per share:

Basic and diluted loss per share	$(2.51)	$(5.57)